UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2008
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      SOLUS ALTERNATIVE ASSET MANAGEMENT LP
           --------------------------------------------------
Address:   430 PARK AVENUE, 9TH FLOOR
           --------------------------------------------------
           NEW YORK, NY 10022
           --------------------------------------------------

Form 13F File Number:  028-12919
                      ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      JOSEPH LONETTO
           --------------------------------------------------
Title:     CHIEF LEGAL OFFICER
           --------------------------------------------------
Phone:     212-284-4306
           --------------------------------------------------

Signature, Place, and Date of Signing:

           /s/ Joseph Lonetto          New York, New York          8/14/08
       ------------------------   ------------------------------  ----------
             [Signature]                  [City, State]             [Date]




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Report Type (Check only one.):

[ x ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                         0
                                               -------------

Form 13F Information Table Entry Total:                   61
                                               -------------

Form 13F Information Table Value Total:           $4,000,394
                                               -------------
                                               (in thousands)




List of Other Included Managers:  None


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                                                  Form 13F INFORMATION TABLE


           COLUMN 1              COLUMN 2    COLUMN 3   COLUMN 4        COLUMN 5       COLUMN 6  COLUMN 7         COLUMN 8
---------------------------- --------------- --------- ---------- ---------- --- ---- ---------- -------- ------------------------
                                                          VALUE    SHRS OR   SH/ PUT/ INVESTMENT  OTHER        VOTING AUTHORITY
    NAME OF ISSUER            TITLE OF CLASS   CUSIP   (x$1000)    PRN AMT   PRN CALL DISCRETION MANAGERS    SOLE     SHARED  NONE
---------------------------- --------------- --------- ---------- ---------- --- ---- ---------- -------- ------------------------
AMR CORP                     NOTE 4.500% 2/1 001765BB1    18,875      25,000 SH           SOLE                25,000     0      0
BANK OF AMERICA CORPORATION  COM             060505104    46,547   1,950,000 SH  PUT      SOLE             1,950,000     0      0
CAPITAL ONE FINL CORP        COM             14040H105    37,919     997,600 SH  PUT      SOLE               997,600     0      0
CARRIZO OIL & CO INC         COM             144577103     3,405      50,000 SH           SOLE                50,000     0      0
CARRIZO OIL & CO INC         NOTE 4.375% 6/0 144577AA1     5,169       5,000 SH           SOLE                 5,000     0      0
CENTEX CORP                  COM             152312104    13,370   1,000,000 SH  PUT      SOLE             1,000,000     0      0
COACH INC                    COM             189754104    39,632   1,372,300 SH  PUT      SOLE             1,372,300     0      0
DANA HOLDING CORP            COM             235825205     6,019   1,125,000 SH  PUT      SOLE             1,125,000     0      0
DELTA AIR LINES INC DEL      COM NEW         247361702    20,520   3,600,000 SH  CALL     SOLE             3,600,000     0      0
D R HORTON INC               COM             23331A109    21,700   2,000,000 SH  PUT      SOLE             2,000,000     0      0
DYNEGY INC DEL               CL A            26817G102    10,688   1,250,000 SH           SOLE             1,250,000     0      0
FEDERAL MOGUL CORP           CL A            313549404    41,818   2,592,562 SH           SOLE             2,592,562     0      0
FIBERTOWER CORP              COM             31567R100     3,850   2,750,000 SH           SOLE             2,750,000     0      0
FIBERTOWER CORP              NOTE 9.000%11/1 31567RAC4    12,863      17,500 SH           SOLE                17,500     0      0
FIRST HORIZON NATL CORP      COM             320517105     1,486     200,000 SH  PUT      SOLE               200,000     0      0
GENERAL MTRS CORP            COM             370442105    16,963   1,475,000 SH  PUT      SOLE             1,475,000     0      0
GEOEYE INC                   COM             37250W108     8,855     500,000 SH           SOLE               500,000     0      0
GEOEYE INC                   COM             37250W108    21,252   1,200,000 SH  CALL     SOLE             1,200,000     0      0
GEOEYE INC                   COM             37250W108    30,993   1,750,000 SH  PUT      SOLE             1,750,000     0      0
GOLDMAN SACHS GROUP INC      COM             38141G104   115,434     660,000 SH  PUT      SOLE               660,000     0      0
HAYES LEMMERZ INTL INC       COM NEW         420781304     9,230   3,250,000 SH           SOLE             3,250,000     0      0
HORIZON LINES INC            COM             44044K101       498      50,000 SH  CALL     SOLE                50,000     0      0
HSBC HLDGS PLC               SPON ADR NEW    404280406   151,851   1,979,800 SH  PUT      SOLE             1,979,800     0      0
HUGHES COMMUNICATIONS INC    COM             444398101    88,715   1,807,196 SH           SOLE             1,807,196     0      0
JEFFERIES GROUP INC NEW      COM             472319102    18,818   1,118,800 SH  PUT      SOLE             1,118,800     0      0
JETBLUE AIRWAYS CORP         COM             477143101     1,865     500,000 SH  PUT      SOLE               500,000     0      0
JOS A BANK CLOTHIERS INC     COM             480838101    26,081     975,000 SH           SOLE               975,000     0      0
JOS A BANK CLOTHIERS INC     COM             480838101     1,305      48,800 SH  CALL     SOLE                48,800     0      0
JOS A BANK CLOTHIERS INC     COM             480838101    10,058     376,000 SH  PUT      SOLE               376,000     0      0
JP MORGAN CHASE & CO         COM             46625H100    79,177   2,321,900 SH  PUT      SOLE             2,321,900     0      0
LEHMAN BROS HLDGS INC        COM             524908100     8,419     425,000 SH  CALL     SOLE               425,000     0      0
LEHMAN BROS HLDGS INC        COM             524908100     9,905     500,000 SH  PUT      SOLE               500,000     0      0
LENNAR CORP                  CL A            526057104    25,344   2,475,000 SH  PUT      SOLE             2,475,000     0      0
LORAL SPACE & COMMUNICATNS L COM             543881106    33,038   1,875,000 SH           SOLE             1,875,000     0      0
MERITAGE HOMES CORP          COM             59001A102    13,289     876,000 SH  PUT      SOLE               876,000     0      0
MERRILL LYNCH & CO INC       COM             590188108    55,493   1,750,000 SH  PUT      SOLE             1,750,000     0      0
MIRANT CORP NEW              COM             60467R100    51,874   1,325,000 SH           SOLE             1,325,000     0      0
MIRANT CORP NEW              COM             60467R100   238,815   6,100,000 SH  CALL     SOLE             6,100,000     0      0
MOODYS CORP                  COM             615369105   397,193  11,532,900 SH  PUT      SOLE            11,532,900     0      0
MOODYS CORP                  COM             615369105     8,610     250,000 SH           SOLE               250,000     0      0
NEXTWAVE WIRELESS INC        COM             65337Y102    25,250   6,250,000 SH           SOLE             6,250,000     0      0
NRG ENERGY INC               COM NEW         629377508   335,693   7,825,000 SH           SOLE             7,825,000     0      0
NRG ENERGY INC               COM NEW         629377508   364,543   8,497,500 SH  CALL     SOLE             8,497,500     0      0
PARKER DRILLING CO           NOTE 2.125% 7/1 701081AR2    17,631      17,500 SH           SOLE                17,500     0      0
POPULAR INC                  COM             733174106     2,086     316,500 SH  PUT      SOLE               316,500     0      0
RCN CORPORATION              COM NEW         749361200    19,135   1,775,000 SH  CALL     SOLE             1,775,000     0      0
REGIONS FINANCIAL CORP NEW   COM             7591EP100     5,455     500,000 SH  PUT      SOLE               500,000     0      0
RYLAND GROUP INC             COM             783764103    27,263   1,250,000 SH  PUT      SOLE             1,250,000     0      0
SELECT SECTOR SPDR TR        SBI INT-FINL    81369Y605    10,130     500,000 SH  CALL     SOLE               500,000     0      0
SPDR SERIES TRUST            S&P RETAIL ETF  78464A714    16,082     550,000 SH  PUT      SOLE               550,000     0      0
SPDR TR                      UNIT SER 1      78462F103    63,990     500,000 SH  PUT      SOLE               500,000     0      0
SPDR TR                      UNIT SER 1      78462F103 1,215,810   9,500,000 SH  CALL     SOLE             9,500,000     0      0
SUNTRUST BKS INC             COM             867914103    36,220   1,000,000 SH  PUT      SOLE             1,000,000     0      0
TCF FINL CORP                COM             872275102    13,341   1,109,000 SH  PUT      SOLE             1,109,000     0      0
TERRESTAR CORP               COM             881451108    19,608   4,926,609 SH           SOLE             4,926,609     0      0
UAL CORP                     COM NEW         902549807    39,150   7,500,000 SH  CALL     SOLE             7,500,000     0      0
UNITED RENTALS INC           COM             911363109    29,415   1,500,000 SH  PUT      SOLE             1,500,000     0      0
US BANCORP DEL               COM NEW         902973304    13,945     500,000 SH  PUT      SOLE               500,000     0      0
WACHOVIA CORP NEW            COM             929903102     7,765     500,000 SH  PUT      SOLE               500,000     0      0
WELLS FARGO & CO NEW         COM             949746101    23,750   1,000,000 SH  PUT      SOLE             1,000,000     0      0
XL CAP LTD                   CL A            G98255105     7,196     350,000 SH  PUT      SOLE               350,000     0      0

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